Pension arrangements (Details) - Football League Pension and Life Assurance Scheme	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018 GBP (£) item	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Aug. 31, 2017 GBP (£)
Pension arrangements
Number of participating employers | item		92
Total deficit on actuarial valuation						£ 30,400,000
Contribution to current accrual of benefits		£ 0
Total contributions paid by Group based on actuarial valuation			£ 459,000
Percentage of increase in contributions	5.00%
Present value of outstanding contributions to pension arrangements		2,423,000
Less than 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		446,000		£ 434,000	£ 428,000
Due after 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		£ 1,977,000		£ 2,204,000	£ 506,000